TAXATION (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Before Income Taxes
	For the Years Ended December 31,
	2015	2016	2017
	US$	US$	US$
PRC	(5,008)	(136,773)	56,101
Non-PRC	(16,030)	(7,878)	(12,955)

	(21,038)	(144,651)	43,146

Income Tax Expenses Benefits
	For the Years Ended December 31,
	2015	2016	2017
	US$	US$	US$
Current tax expense	26,456	27,685	21,759
Deferred tax benefit	(32,361)	(2,701)	(317)

	(5,905)	24,984	21,442

Reconciliation Between Income Tax Expense and Amount Computed by Applying Statutory Tax Rate
	For the Years Ended December 31,
	2015	2016	2017
	US$	US$	US$
Income (loss) before income taxes	(21,038)	(144,651)	43,146
Income tax at applicable tax rate of 25%	(5,260)	(36,163)	10,786
Effect of international tax rate differences	847	(598)	472
Non-deductible expenses	2,145	24,135	7,360
Effect of tax holidays or preferential tax rates	(5,985)	(5,759)	(12,001)
Effect of tax rate changes	-	-	(1,725)
Investment basis difference in the PRC Domestic Entities	(335)	(2,757)	2,696
Withholding tax	(30,578)	-	-
Research and development super-deduction	(1,667)	-	-
Changes in valuation allowance	28,041	30,856	8,849
Unrecognized tax benefits	(8,133)	-	(4,302)
Changes in interest and penalties on unrecognized tax benefits	15,020	15,270	9,307

	(5,905)	24,984	21,442

Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties
	As of December 31,
	2015	2016	2017
	US$	US$	US$

Balance at beginning of year	50,983	70,296	78,933
Increase relating to prior year tax positions	32,227	5,070	4,192
Increase relating to current year tax positions	5,124	4,769	10,666
Decrease relating to reversal of prior years’ tax position	(14,059)	-	(14,102)
Decrease relating to expiration of applicable statute of limitations	(1,787)	-	(4,586)
Foreign currency translation adjustments	(2,192)	(1,202)	4,333

Balance at end of year	70,296	78,933	79,436

Aggregate Amount and Effect of Tax Holidays and Preferential Tax Rates
	For the Years Ended December 31,
	2015	2016	2017
	US$	US$	US$

The aggregate amount	(5,985)	(5,759)	(12,001)
The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
-Basic	0.07	0.06	0.14
-Diluted	0.07	0.06	0.13

Components of Deferred Taxes
	As of December 31,
	2016	2017
	US$	US$

Deferred tax assets
Net operating losses	63,227	74,040
Impairment of funds receivable	348	-
Impairment of loans receivable	65	274
Overcharged advertising and promotion fee	90	87
Fix assets depreciation		49
Share based compensation	5,351	6,167
Less: Valuation allowance	(64,166)	(73,015)

Total deferred tax assets, net	4,915	7,602

Deferred tax liabilities
Investment basis in the PRC entities	(57,413)	(61,961)
BaoAn Acquisition – Property	(13,011)	(13,309)
Available-for-sale securities		(51,096)
Trading securities		(133)
Interest capitalization		(142)

Deferred tax liabilities	(70,424)	(126,641)